S000016637 [Member] Investment Strategy - Western Asset Pennsylvania Municipals Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its assets in “Pennsylvania municipal securities.” Pennsylvania municipal securities are securities and other investments with similar economic characteristics the interest on which is exempt from regular federal income tax and Pennsylvania state personal income taxes but which may be subject to the federal alternative minimum tax. If the interest income on a municipal security meets these standards, the fund will treat the municipal security as qualifying for purposes of the fund’s 80% investment policy even if the issuer is located outside of the Commonwealth of Pennsylvania. The fund’s 80% policy may not be changed without a shareholder vote.
Pennsylvania municipal securities include debt obligations issued by or on behalf of the states, territories and possessions of the United States, and the District of Columbia, and their political subdivisions, agencies and public authorities, and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.
Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.
The fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or deemed to be unrated by the subadviser, determined to be of comparable credit quality by the subadviser), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds).
The fund may also invest in securities of other open‑end or closed‑end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, futures contracts and inverse floating rate instruments issued in tender option bond transactions, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy are included in the fund’s 80% basket. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing. See “More on the fund’s investment strategies, investments and risks—Tender option bonds” in the Prospectus.
The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.